Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Net income:
Net income attributable to MHFG common shareholders	¥ 285,270	¥ 372,549
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions	¥ 285,270	¥ 372,549
Shares:
Weighted average common shares outstanding	25,363,167	25,366,347
Effect of dilutive securities:
Stock options	4,790	7,933
Weighted average common shares after assumed conversions	25,367,957	25,374,280
Amounts per common share:
Basic net income per common share	¥ 11.25	¥ 14.69
Diluted net income per common share	¥ 11.25	¥ 14.68